Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 115,110	$ 104,784	$ 96,027	$ 81,877	$ 58,503	$ 49,547	$ 36,755	$ 32,863	$ 35,883	$ 341,191	$ 155,048	$ 221,395
Income from operations	35,217	28,737	28,059	22,073	9,994	6,162	2,112	1,218	1,123	88,863	10,615	42,205
Net income (loss)	26,408	$ 22,814	$ 22,301	$ 16,578	$ 4,854	$ 1,346	$ (3,167)	$ (1,833)	$ (4,522)	66,547	(8,176)	21,224
Net Income (Loss) Attributable to Parent	$ 3,753									$ 66,547	$ (8,176)	$ 21,224
Earnings (loss) per Class A Unit-basic and diluted		$ 431.40	$ 421.70	$ 312.79	$ 92.47	$ 36.88	$ (86.77)	$ (50.22)	$ (123.89)	$ 1,258.36	$ (224.00)